SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS' EQUITY

a.
On December 6, 2017, the Company closed an underwritten public offering of 3,407,450 ordinary shares (including 444,450 ordinary shares issued to the underwriter upon full exercise of its over-allotment option), at a public offering price of $6.75 per share. The net proceeds for the Company were approximately $20,830.

b.	The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if declared.

c.          Equity Incentive Plans:

Under the Company's 2001 Stock Option Plan and 2003 Israeli Stock Option, the Company has granted options to purchase ordinary shares to employees, directors and officers as an incentive to attract and retain qualified personnel. The 2001 Plan does not have a specific expiration date (although the Company no longer grant awards under this plan) whereas the 2003 Plan was terminated in December 2013.

In December 2012, the Company adopted the 2012 Stock Incentive Plan (together with the 2001 and 2003 plans, the "Plans"), under which share options, RSUs, and other equity-based awards may be granted to employees, directors and consultants of the Company or its affiliates. The 2012 Stock Incentive Plan has a term of ten years and will terminate in December 2022.

In general, the exercise price of options granted under the Plans may not be less than 100% (110% in the case of a 10% shareholder) of the fair market value of the Company's ordinary shares on the date of grant for incentive share options and 75% of the fair market for non-qualified options.

Under the terms of the Plans, options generally become exercisable ratably over three years of employment, commencing with the date of grant or with the date of hire (for new employees at their first grant). The options generally expire no later than 6 years from the date of the grant, and are non-transferable, except under the laws of succession. Upon exercise of options, the Company issues ordinary shares for each option exercised.

The Company also grants RSUs to its employees, which generally vest over three years with annual vesting dates. Starting in 2017, the Company also granted performance-based RSUs, which will vest upon achievement of certain revenue-related milestones.

Under the Plans, as of December 31, 2018, 6,445,843 ordinary shares were reserved for issuance of equity-based awards. Options and unvested RSUs that are canceled or forfeited before expiration become available for future grants. During 2018, the Company’s Board of Directors approved an increase of 1,595,168 shares of the Company reserved for issuance under the Plans. As of December 31, 2018, there were 726,629 ordinary shares reserved and available for future grants.

The following is a summary of the Company's share options granted under the Plans:

	Year ended December 31, 2018
	Number of options (thousands)	Weighted average exercise price (per share)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (*)

Outstanding at beginning of year	1,570	$9.64	3.12	$403
Granted	9	16.44
Exercised	(594)	10.18
Forfeited	(18)	9.54

Outstanding at end of year	967	$9.38	2.52	$9,967

Exercisable at end of year	834	$9.70	2.17	$8,324

(*) Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company’s ordinary shares as of December 31, 2018, which was $19.68 per share.

The weighted average fair value of options granted during the years ended December 31, 2018, 2017 and 2016 was $7.94, $3.41 and $3.33 per share, respectively.

The weighted average fair value of options vested during the year ended December 31, 2018, 2017 and 2016 was $3.96, $4.27 and $2.45 per share, respectively.

The total intrinsic value of options exercised for the years ended December 31, 2018, 2017 and 2016 was $5,009, $1,215 and $361, respectively.

The options outstanding as of December 31, 2018, have been separated into ranges of exercise price per share as follows:

	Outstanding			Exercisable
Exercise price	Number outstanding (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price

$2.76 - $7.29	289	4.11	$6.50	165	3.72	$6.36
$7.81-$10.03	292	1.45	9.17	292	1.45	9.17
$10.06 - $11.32	238	1.69	10.66	235	1.67	10.67
$11.38 - $14.68	142	2.71	13.05	142	2.71	13.05
$21.13	6	5.97	21.13	-	-	-

	967	2.52	$9.38	834	2.17	$9.70

A summary of the Company’s RSU (excluding PSUs) activities and related information for the year ended December 31, 2018, is as follows:

	Number of RSUs (thousands)	Weighted average grant-date fair value
Outstanding at January 1, 2018	812	$8.08
Granted	603	9.73
Vested	(360)	8.83
Forfeited	(110)	7.57

Non-vested at December 31, 2018	945	$8.90

The weighted average fair value of RSUs granted during 2018, 2017 and 2016 was $9.72, $7.32 and $8.06 per share, respectively.

A summary of the Company’s PSU activities and related information for the year ended December 31, 2018, is as follows:

	Number of PSUs (thousands)	Weighted average grant-date fair value
Outstanding at January 1, 2018	40	$6.82
Granted	370	10.06
Vested	-	-
Forfeited	(18)	7.45

Non-vested at December 31, 2018	392	$9.85

The weighted average fair value of PSUs granted during 2018 and 2017 was $10.06 and $6.82 per share, respectively.

The allocation of the share-based compensation is as follows:

	Year ended December 31,
	2018	2017	2016

Cost of maintenance and services	$198	$162	$148
Research and development	679	804	1,098
Selling and marketing	2,521	1,818	2,011
General and administrative	1,024	927	993

Total share-based compensation	$4,422	$3,711	$4,250

As of December 31, 2018, there was $9,123 of total unrecognized compensation cost related to non-vested share-based compensation that is expected to be recognized over a weighted average period of approximately 2.1 years.